Related Parties Transactions And Balances (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule Of Related Parties Transactions And Balances

(*)	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by 50%-owned subsidiaries of ESA.

(**)
Includes electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli partnership, and electro-optics products purchased by the Company from another 50%-owned Israeli subsidiary.

Transactions:	Year ended December 31,
	2014	2013	2012
Income -
Sales to affiliated companies (*)	$138,380	$116,805	$98,884
Participation in expenses	$1,911	$2,330	$2,063
Cost and expenses -
Supplies from affiliated companies (**)	$10,729	$16,166	$10,908

Balances:	December 31,
	2014	2013
Trade receivables and other receivables (*)	$84,656	$59,889
Trade payables and advances (**)	$17,906	$17,103